PIMCO ETF Trust

Supplement Dated March 31, 2020 to the Actively Managed Exchange-Traded Funds Prospectus

dated October 31, 2019, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund and PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (each, a "Fund" and together, the "Funds")

Effective immediately, the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund is jointly and primarily managed by David Hammer and Rachel Betton. Accordingly, effective immediately, the paragraph in the "Investment Adviser/Portfolio Managers" section in the Fund's Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund's portfolio is jointly and primarily managed by David Hammer and Rachel Betton. Mr. Hammer is an Executive Vice President of PIMCO, and he has managed the Fund since June 2016. Ms. Betton is a Senior Vice President of PIMCO, and she has managed the Fund since January 2020.

Effective immediately, the PIMCO Short Term Municipal Bond Active Exchange-Traded Fund is jointly and primarily managed by David Hammer and Rachel Betton. Accordingly, effective immediately, the paragraph in the "Investment Adviser/Portfolio Managers" section in the Fund's Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund's portfolio is jointly and primarily managed by David Hammer and Rachel Betton. Mr. Hammer is an Executive Vice President of PIMCO, and he has managed the Fund since August 2015. Ms. Betton is a Senior Vice President of PIMCO, and she has managed the Fund since January 2020.

In addition, effective immediately, disclosure concerning the Funds' portfolio managers in the table in the "Management of the Funds—Individual Portfolio Managers" section of the Prospectus is deleted and replaced with the following:

Portfolio
Fund	Manager	Since	Recent Professional Experience
PIMCO Intermediate Municipal Bond	Rachel	1/20	Senior Vice President, PIMCO. Ms. Betton
Active Exchange-Traded Fund	Betton		is a member of the municipal bond
PIMCO Short Term Municipal Bond		1/20	portfolio management team. Prior to
Active Exchange-Traded Fund			joining PIMCO in 2013, she was a
municipal high yield and distressed trader
at Morgan Stanley. Additionally, she was a
public finance banker, focusing on
municipal asset-backed securitizations and
revenue-backed credits in the Midwest.
She has investment and financial services
experience since 2006 and holds an
undergraduate degree from Wesleyan
University.
PIMCO Intermediate Municipal Bond	David	6/16	Executive Vice President, PIMCO. Mr.
Active Exchange-Traded Fund	Hammer		Hammer is a head of the municipal bond
PIMCO Short Term Municipal Bond		8/15	portfolio management team. He rejoined
Active Exchange-Traded Fund			PIMCO in May 2015 after serving as

Managing Director and Head of Municipal Trading, Risk Management and Research at Morgan Stanley, and previously he was a Senior Vice President of PIMCO. Prior to joining PIMCO in 2012, he was an Executive Director for Morgan Stanley, where he served as head of the high yield and distressed municipal bond trading group.

Investors Should Retain This Supplement for Future Reference

ETF_SUPP1_033120

PIMCO ETF Trust

Supplement Dated March 31, 2020 to the Statement of Additional Information

dated October 31, 2019, as supplemented from time to time (the "SAI")

Disclosure Related to the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund and PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (each, a "Fund" and together, the "Funds")

Effective immediately, the Funds are jointly and primarily managed by David Hammer and Rachel Betton.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled "Portfolio Managers—Other Accounts Managed" in the SAI.

In addition, effective immediately, the following sentence is added to the end of the paragraph immediately preceding the above table:

Effective March 31, 2020, the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund and the PIMCO Short Term Municipal Bond Active Exchange-Traded Fund are jointly and primarily managed by David Hammer and Rachel Betton.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled "Portfolio Managers—Securities Ownership" in the SAI.

Investors Should Retain This Supplement for Future Reference

ETF_SUPP2_033120